7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock options outstanding (Details)	12 Months Ended
	Jan. 31, 2023 shares
Stock Option Outstanding 1
Number of Options Outstanding	100,000
Number Currently Exercisable	1.00
Expiry Date	Jun. 26, 2023
Stock Option Outstanding 2
Number of Options Outstanding	700,000
Number Currently Exercisable	3.00
Expiry Date	Nov. 02, 2023
Stock Option Outstanding 3
Number of Options Outstanding	100,000
Number Currently Exercisable	2.00
Expiry Date	Feb. 23, 2026
Stock Option Outstanding 4
Number of Options Outstanding	2,175,000	[1]
Number Currently Exercisable	3.00	[1]
Expiry Date	Aug. 17, 2026	[1]
Stock Option Outstanding 5
Number of Options Outstanding	150,000
Number Currently Exercisable	1.50
Expiry Date	Nov. 22, 2027

[1]	275,000 options expired unexercised on March 2, 2023 due to the death of the optionee